Other information	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Other information
15.	Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2013	2012
Due to related parties (note 4)	$611	$—
Accrued interest	22,273	20,656
Accounts payable and other accrued liabilities	42,750	29,341

	$65,634	$49,997

(b)	Supplementary information to the statement of cash flows consists of:

	2013	2012	2011
Interest paid on debt	$59,999	$64,123	$33,947
Interest received	1,265	634	815
Undrawn credit facility fee paid	1,656	900	1,813
Non-cash transactions:
Long-term debt for vessels under construction	54,080	71,400	—
Dividends on Series A preferred shares	38,390	34,195	30,295
Dividend reinvestment	31,961	7,168	13,039
Loan repayment for vessels under construction	6,560	—	—
Arrangement and transaction fees	5,082	957	—
Other long-term liabilities for vessels under construction	—	84,787	108,374
Acquisition of the Manager for shares, excluding cash received	—	82,607	—
Proceeds on sale of vessel	—	52,104	—